Subsequent Events	Feb. 05, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued. Other than the restatement discussed in Note 2, which also impacted the presentation of Notes 9 and 10, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.